Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2025
C000010830
Account Value [Line Items]
Accumulated Value	$ 38,741	$ 38,524	$ 38,271	$ 37,101	$ 35,666	$ 34,762	$ 34,035	$ 32,405	$ 30,414	$ 30,484	$ 32,463	$ 33,104	$ 32,230	$ 33,156	$ 31,316	$ 31,651	$ 31,051	$ 30,319	$ 29,911	$ 28,863	$ 27,442	$ 28,641	$ 27,382	$ 26,102	$ 25,658	$ 24,541	$ 22,432	$ 22,912	$ 24,021	$ 24,364	$ 23,658	$ 22,069	$ 22,079	$ 21,922	$ 21,284	$ 21,775	$ 20,460	$ 21,685	$ 20,562	$ 18,945	$ 20,804	$ 21,694	$ 20,046	$ 21,893	$ 21,921	$ 23,994	$ 23,253	$ 24,087	$ 25,541	$ 24,477	$ 24,586	$ 23,037	$ 24,204	$ 23,652	$ 23,051	$ 22,541	$ 22,298	$ 21,149	$ 20,343	$ 19,704	$ 19,886	$ 19,114	$ 17,121	$ 17,697	$ 18,419	$ 17,093	$ 16,219	$ 15,845	$ 15,096	$ 13,307	$ 15,304	$ 16,670	$ 16,573	$ 16,143	$ 15,578	$ 15,272	$ 15,051	$ 15,389	$ 15,222	$ 14,378	$ 15,229	$ 14,625	$ 14,462	$ 13,962	$ 12,838	$ 14,117	$ 13,896	$ 15,063	$ 15,029	$ 14,496	$ 14,031	$ 13,986	$ 13,691	$ 13,725	$ 13,975	$ 14,426	$ 13,530	$ 13,425	$ 13,052	$ 12,784	$ 12,457	$ 12,369	$ 12,124	$ 12,083	$ 12,010	$ 11,802	$ 11,831	$ 11,313	$ 11,068	$ 10,833	$ 10,204	$ 10,315	$ 10,303	$ 10,197	$ 9,804	$ 9,936	$ 9,770	$ 9,834	$ 9,205	$ 9,322
C000010829
Account Value [Line Items]
Accumulated Value	25,609	25,360	25,317	25,073	24,515	23,842	23,754	23,046	22,295	22,196	22,763	22,649	22,139	22,644	22,078	22,580	22,155	21,679	21,345	20,991	20,157	20,713	20,144	19,651	19,613	18,817	17,494	17,886	18,535	18,891	18,525	17,865	18,097	17,841	17,303	17,804	16,826	17,377	16,251	15,670	16,917	17,559	16,690	17,733	17,589	18,775	18,559	19,086	19,973	19,447	19,499	18,713	19,344	19,065	18,702	18,366	18,233	17,580	17,224	16,969	17,122	16,666	15,446	15,775	16,150	15,456	14,848	14,577	14,065	12,824	14,214	14,932	14,792	14,539	14,227	14,044	13,932	14,018	13,906	13,333	13,724	13,394	13,151	12,882	12,119	12,771	12,612	13,298	13,274	12,979	12,718	12,702	12,529	12,529	12,663	12,915	12,450	12,398	12,208	12,045	11,855	11,770	11,618	11,593	11,509	11,341	11,354	11,019	10,865	10,717	10,404	10,495	10,477	10,416	10,143	10,149	10,048	10,066	9,618	9,630
C000010833
Account Value [Line Items]
Accumulated Value	42,649	43,036	44,335	43,287	41,587	41,832	40,872	38,136	34,652	33,838	37,165	38,864	38,064	37,828	35,600	35,880	35,227	34,380	35,310	33,097	31,280	32,868	32,244	30,074	28,949	27,730	24,631	24,962	26,663	26,626	25,914	24,190	22,931	22,618	20,979	21,473	19,346	21,058	19,887	19,118	21,482	23,178	20,607	22,612	23,100	26,797	26,146	27,517	30,997	30,660	31,088	29,213	31,004	30,023	29,024	27,270	27,620	25,681	25,608	25,231	25,572	24,612	22,357	23,056	23,900	21,967	20,759	19,956	18,480	16,087	17,908	18,896	18,244	17,826	16,939	16,645	17,015	17,139	17,055	15,998	16,804	16,095	15,630	15,113	13,740	14,999	14,586	16,302	16,224	15,580	15,403	15,085	14,484	14,206	14,527	14,818	13,418	13,337	13,070	12,458	12,439	12,332	11,808	11,730	11,402	11,061	10,933	10,488	10,040	9,969	10,081	10,336	10,167	10,114	9,583	9,761	9,429	9,499	9,001	9,216
C000010832
Account Value [Line Items]
Accumulated Value	21,046	20,759	20,652	20,355	19,819	19,379	19,493	18,720	17,982	17,584	18,064	18,088	17,595	18,031	17,501	17,934	17,642	17,263	17,073	16,872	16,299	16,914	16,490	16,044	16,033	15,353	14,384	14,590	15,136	15,487	15,198	14,703	14,848	14,724	14,394	14,909	14,167	14,552	13,752	13,286	14,238	14,674	14,027	14,935	14,795	15,653	15,783	16,142	16,811	16,412	16,874	16,412	16,954	16,785	16,785	16,794	16,566	16,005	15,873	15,663	15,742	15,126	13,819	14,082	14,304	13,762	13,081	12,821	12,342	11,408	12,529	13,048	13,024	12,719	12,547	12,281	12,187	12,179	12,221	11,740	12,058	11,864	11,740	11,600	11,025	11,496	11,356	11,909	11,961	11,939	11,716	11,788	11,796	11,846	11,948	12,324	11,890	11,816	11,680	11,587	11,515	11,472	11,239	11,217	11,039	10,903	10,810	10,617	10,425	10,323	10,288	10,421	10,365	10,316	10,028	10,028	10,077	9,958	9,558	9,663
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	39,030	39,027	38,932	38,110	36,833	36,074	35,290	33,589	31,573	31,762	33,713	34,313	33,255	34,209	32,139	32,366	31,688	30,954	30,510	29,533	28,205	29,458	28,543	27,081	26,708	25,452	23,278	23,854	25,031	25,476	24,629	23,071	22,964	22,683	21,988	22,524	21,108	22,412	21,261	19,683	21,690	22,556	20,634	22,520	22,554	24,762	23,953	24,629	26,101	25,085	25,426	23,776	24,921	24,220	23,727	23,147	23,037	21,861	21,064	20,470	20,640	19,803	17,717	18,155	18,843	17,555	16,584	16,225	15,412	13,613	15,686	17,082	17,063	16,584	15,980	15,649	15,382	15,669	15,430	14,417	15,399	14,801	14,548	14,071	12,983	14,284	13,999	15,065	15,008	14,508	14,024	13,934	13,587	13,541	13,856	14,384	13,636	13,485	13,086	12,793	12,526	12,487	12,244	12,160	12,006	11,881	11,873	11,431	11,205	10,999	10,582	10,792	10,783	10,769	10,374	10,351	10,172	10,117	9,459	9,462
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	30,302	29,989	29,992	29,336	28,310	27,628	27,258	26,087	24,669	24,441	25,446	25,600	24,769	25,369	24,455	25,016	24,448	23,843	23,464	22,953	22,057	22,810	22,116	21,206	21,082	20,116	18,416	18,987	19,806	20,375	19,656	18,577	18,778	18,512	17,958	18,488	17,252	17,958	16,666	15,717	17,381	18,046	16,868	18,420	18,399	20,000	19,576	20,095	21,133	20,320	20,821	19,810	20,664	20,159	20,021	19,761	19,458	18,643	18,158	17,747	17,828	17,037	15,167	15,545	16,063	15,137	14,376	13,931	13,350	12,059	13,941	15,166	15,335	14,813	14,460	14,075	13,785	14,120	14,079	13,214	14,047	13,588	13,419	13,070	12,113	13,031	12,843	13,884	13,824	13,716	13,314	13,387	13,370	13,244	13,533	14,127	13,372	13,160	12,910	12,647	12,408	12,360	12,024	11,970	11,711	11,532	11,392	11,081	10,786	10,558	10,479	10,660	10,595	10,559	10,123	10,185	10,172	10,024	9,332	9,397
S&P 500® Index
Account Value [Line Items]
Accumulated Value	39,827	39,803	39,706	38,797	37,431	36,687	35,882	34,146	32,124	32,343	34,274	34,727	33,786	34,611	32,692	32,992	32,302	31,537	31,157	30,078	28,657	29,878	28,946	27,479	27,025	25,850	23,687	24,196	25,407	25,818	25,015	23,464	23,363	23,004	22,189	22,744	21,399	22,708	21,506	19,895	21,913	22,845	20,916	22,798	22,757	24,931	24,038	24,780	26,132	25,011	25,186	23,537	24,685	23,956	23,401	22,867	22,708	21,558	20,653	20,099	20,304	19,552	17,623	18,105	18,820	17,558	16,620	16,296	15,555	13,788	15,731	17,142	17,149	16,646	16,063	15,723	15,434	15,682	15,460	14,442	15,422	14,822	14,540	14,087	13,042	14,337	14,050	15,081	14,996	14,523	14,002	13,916	13,589	13,537	13,890	14,421	13,640	13,490	13,089	12,790	12,532	12,494	12,242	12,166	11,997	11,875	11,861	11,408	11,196	10,979	10,587	10,784	10,782	10,766	10,384	10,357	10,174	10,135	9,491	9,504
FTSE World Index
Account Value [Line Items]
Accumulated Value	32,972	32,581	32,518	31,766	30,693	29,915	29,505	28,221	26,618	26,309	27,460	27,666	26,703	27,376	26,306	26,864	26,389	25,698	25,253	24,713	23,694	24,577	23,796	22,844	22,636	21,566	19,687	20,275	21,162	21,702	20,977	19,820	19,975	19,638	19,049	19,537	18,229	18,988	17,677	16,529	18,254	19,000	17,661	19,390	19,325	21,057	20,503	20,995	22,107	21,160	21,660	20,584	21,481	20,965	20,675	20,405	20,089	19,202	18,578	18,125	18,277	17,456	15,444	15,916	16,450	15,468	14,738	14,324	13,671	12,332	14,256	15,565	15,712	15,193	14,812	14,415	14,085	14,403	14,345	13,459	14,273	13,787	13,623	13,260	12,300	13,248	13,091	14,134	14,039	13,905	13,475	13,521	13,502	13,361	13,637	14,210	13,481	13,266	12,996	12,738	12,477	12,436	12,124	12,068	11,801	11,613	11,475	11,153	10,865	10,610	10,507	10,685	10,618	10,597	10,155	10,230	10,201	10,044	9,356	9,411
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
60% MSCI All Country World Index (Net)/ 40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									60% MSCI All Country World Index (Net)/ 40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	21,514	21,392	21,341	21,006	20,472	20,078	19,937	19,298	18,707	18,574	19,022	18,924	18,511	18,904	18,413	18,854	18,497	18,116	17,778	17,479	16,951	17,473	17,088	16,751	16,711	16,005	14,909	15,281	15,835	16,147	15,804	15,293	15,460	15,291	14,865	15,286	14,485	14,862	14,005	13,583	14,680	15,187	14,441	15,312	15,261	16,291	16,260	16,592	17,249	16,861	17,088	16,582	17,064	16,824	16,680	16,504	16,330	15,863	15,690	15,564	15,652	15,219	14,120	14,355	14,641	14,166	13,652	13,362	12,998	12,132	13,236	13,805	13,791	13,509	13,317	13,086	12,950	13,000	12,966	12,416	12,780	12,525	12,337	12,145	11,549	11,967	11,835	12,433	12,432	12,342	12,122	12,168	12,124	12,091	12,216	12,581	12,223	12,084	11,952	11,802	11,689	11,620	11,409	11,383	11,200	11,062	10,984	10,774	10,592	10,450	10,502	10,643	10,606	10,590	10,297	10,261	10,252	10,147	9,681	9,693
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	52,906	53,236	54,218	52,318	49,679	49,129	47,342	44,505	40,887	40,175	43,871	45,506	44,623	44,233	41,539	41,677	40,528	39,701	40,388	37,837	35,700	37,281	36,636	34,296	33,462	32,043	28,893	29,310	30,996	31,277	30,258	28,321	27,086	26,822	25,106	25,407	23,453	25,397	24,290	22,949	25,420	26,662	23,805	25,853	26,468	30,103	28,970	30,255	33,096	32,410	32,213	29,646	31,404	30,273	29,307	27,577	27,963	26,182	25,740	25,746	25,938	24,797	22,494	23,285	24,434	22,149	20,567	19,708	18,468	16,088	17,843	19,147	18,729	18,180	17,408	16,930	16,928	17,059	16,682	15,610	16,663	15,943	15,501	14,966	13,732	15,023	14,865	16,325	16,235	15,393	14,954	14,811	14,189	14,140	14,539	14,930	13,943	13,835	13,427	12,926	12,760	12,531	12,206	12,238	11,928	11,662	11,528	11,068	10,708	10,577	10,351	10,600	10,562	10,615	10,136	10,176	9,982	10,074	9,438	9,442
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Reference Benchmark
Accumulated Value	$ 21,763	$ 21,564	$ 21,483	$ 21,188	$ 20,743	$ 20,281	$ 20,244	$ 19,604	$ 18,983	$ 18,606	$ 18,973	$ 18,913	$ 18,478	$ 18,879	$ 18,485	$ 18,996	$ 18,691	$ 18,259	$ 17,875	$ 17,651	$ 17,134	$ 17,661	$ 17,280	$ 16,967	$ 16,938	$ 16,240	$ 15,144	$ 15,460	$ 16,014	$ 16,321	$ 15,975	$ 15,476	$ 15,682	$ 15,476	$ 14,987	$ 15,410	$ 14,640	$ 14,987	$ 14,116	$ 13,569	$ 14,660	$ 15,263	$ 14,512	$ 15,495	$ 15,421	$ 16,495	$ 16,443	$ 16,723	$ 17,345	$ 16,895	$ 17,121	$ 16,663	$ 17,206	$ 16,982	$ 16,752	$ 16,710	$ 16,489	$ 15,995	$ 15,740	$ 15,619	$ 15,749	$ 15,268	$ 14,133	$ 14,398	$ 14,689	$ 14,183	$ 13,663	$ 13,415	$ 13,043	$ 12,223	$ 13,257	$ 13,894	$ 13,895	$ 13,601	$ 13,445	$ 13,204	$ 13,074	$ 13,120	$ 13,111	$ 12,518	$ 12,878	$ 12,622	$ 12,464	$ 12,293	$ 11,697	$ 12,121	$ 11,999	$ 12,578	$ 12,567	$ 12,471	$ 12,244	$ 12,273	$ 12,264	$ 12,264	$ 12,365	$ 12,695	$ 12,270	$ 12,158	$ 11,967	$ 11,839	$ 11,743	$ 11,679	$ 11,445	$ 11,426	$ 11,226	$ 11,077	$ 11,002	$ 10,794	$ 10,606	$ 10,476	$ 10,551	$ 10,755	$ 10,697	$ 10,719	$ 10,442	$ 10,361	$ 10,377	$ 10,265	$ 9,775	$ 9,731